UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  9/30/99

Check  here  if  Amendment                  [ ];  Amendment     Number:  ___
This  Amendment  (Check  only  one.):       [ ]   is  a  restatement.
                                            [X]   adds  new  holdings
                                            entries.
Institutional Investment Manager Filing     this  Report:

Name:        Robshaw  &  Julian  Associates,  Inc.

Address:     6255  Sheridan  Drive,  Suite  400,
             Williamsville,  New  York  14221


Form  13F  File  Number:  28-  7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     James  P.  Julian
Title:    Vice  President
Phone:    716-633-6555

Signature,  Place,  and  Date  of  Signing:

James P. Julian            Williamsville, New York               11/3/99

[Signature]                     [City, State]                     [Date]

Report  Type  (Check  only  one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form  13F  File  Number     Name

28-_7320                    Robshaw  &  Julian  Associates,  Inc.

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                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:         0

Form  13F  Information  Table  Entry  Total:   49

Form  13F  Information  Table  Value  Total:  $189,540
                                             (thousands)

List  of  Other  Included  Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

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
                                    SECURITIES AND EXCHANGE COMMISSION 13-F WORKSHEET
                                                    SEC 13F WORKSHEET
                                                      AS OF 09/30/99


                                        ITEM 4      ITEM 5            ITEM 6                       ITEM 8
ITEM 1 & 2                  ITEM 3       FAIR      SHARES OR        INVESTMENT         ITEM   VOTING AUTHORITY
NAME OF ISSUE                CUSIP      MARKET     PRINCIPAL        DISCRETION          7          SHARES
TITLE OF CLASS              NUMBER       VALUE      AMOUNT    SOLE    SHARED    OTHER  MGRS  SOLE  SHARED  NONE
-------------------------  ---------  -----------  ---------  ----  ----------  -----  ----  ----  ------  ----
INTEL CORP                 458140100   15,210,951    204,689  x                        none  x
COMMON
GENERAL ELECTRIC CO.       369604103   13,315,873    112,311  x                        none  x
COMMON
FANNIE MAE                 313586109   12,280,419    195,899  x                        none  x
COMMON
AFLAC INC                    1055102   10,532,358    251,519  x                        none  x
COMMON
AUTOMATIC DATA PROCESSING   53015103    9,830,888    220,300  x                        none  x
COMMON
MERCK & CO INC             589331107    9,099,999    140,405  x                        none  x
COMMON
AMERICAN HOME PRODS CORP    26609107    8,234,015    198,410  x                        none  x
COMMON
HEWLETT PACKARD CO.        428236103    8,059,326     88,808  x                        none  x
COMMON
SYSCO CORP                 871829107    7,948,984    226,709  x                        none  x
COMMON
WAL MART STORES INC        931142103    7,930,666    166,742  x                        none  x
COMMON
ROYAL DUTCH PETE CO.       780257705    7,108,231    120,351  x                        none  x
COMMON
CORNING INC.               219350105    6,345,528     92,551  x                        none  x
COMMON
PHILIP MORRIS COS INC      718154107    5,693,518    166,538  x                        none  x
COMMON
SCHLUMBERGER               806857108    5,327,719     85,500  x                        none  x
COMMON
MBIA INC.                  55262C100    5,176,168    111,017  x                        none  x
COMMON
PEPSICO INC                713448108    5,158,160    169,120  x                        none  x
COMMON
PRAXAIR INC.               74005P104    4,994,450    108,575  x                        none  x
COMMON
MEDTRONIC                  585055106    4,904,325    138,150  x                        none  x
COMMON
DISNEY WALT COMPANY        254687106    4,514,952    173,652  x                        none  x
COMMON
SARA LEE CORP              803111103    4,359,064    186,484  x                        none  x
COMMON
MCI WORLDCOM               55268B106    4,154,231     57,798  x                        none  x
COMMON
ELI LILLY & CO.            532457108    4,055,045     63,175  x                        none  x
COMMON
MICROSOFT                  594918104    4,048,325     44,702  x                        none  x
COMMON
CSCO                       17275R102    3,620,100     52,800  x                        none  x
COMMON
MONSANTO                   611662107    3,473,857     97,341  x                        none  x
COMMON
EMC                        268648102    3,408,156     47,750  x                        none  x
COMMON
EXXON CORP                 302290101    1,350,520     17,770  x                        none  x
COMMON
SERVICE CORP INTL          817565104    1,341,966    127,050  x                        none  x
COMMON
WARNER LAMBERT             934488107      955,800     14,400  x                        none  x
COMMON
BERKSHIRE HATHWAY, CL A     84670108      550,000         10  x                        none  x
COMMON
MORGAN J P & CO INC        616880100      511,383      4,476  x                        none  x
COMMON
BRISTOL MYERS SQUIBB       110122108      452,790      6,708  x                        none  x
COMMON
M&T                        55261F104      417,231        909  x                        none  x
COMMON
KEY CORP                   493267108      417,078     16,158  x                        none  x
COMMON
AMERICA ONLINE             02364J104      416,250      4,000  x                        none  x
COMMON
COCA COLA CO.              191216100      395,650      8,200  x                        none  x
COMMON
AMERICAN INTL GROUP         26874107      389,654      4,482  x                        none  x
COMMON
GENERAL MLS INC            370334104      376,420      4,640  x                        none  x
COMMON
PFIZER                     717081103      362,338     10,100  x                        none  x
COMMON
SCHERING PLOUGH            806605101      331,550      7,600  x                        none  x
COMMON
AIR PRODUCTS & CHEM          9158106      315,900     10,800  x                        none  x
COMMON
HSBHY                      404280307      312,492      5,382  x                        none  x
COMMON
DU PONT E I DE NEMOURS     263534109      304,013      5,025  x                        none  x
COMMON
JOHNSON & JOHNSON          478160104      278,657      3,033  x                        none  x
COMMON
LUCENT                     549463107      277,925      4,284  x                        none  x
COMMON
GILLETTE CO.               375766102      264,713      7,800  x                        none  x
COMMON
MOBIL CORP                 607059102      247,845      2,460  x                        none  x
COMMON
IBM                        459200101      246,840      2,040  x                        none  x
COMMON
COLGATE PALMOLIVE          194162103      237,900      5,200  x                        none  x
COMMON
                                      -----------
                                      186,929,841

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